Long-term debt (Details) - Schedule of long-term debt - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of long-term debt [Abstract]
Term Loan	$ 2,136	$ 2,369
Less current portion	(293)	(281)
Long-term debt less current portion	$ 1,843	$ 2,088